Investment Instruments - Additional Information (Detail) - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Highly liquid financial instruments	$ 1,347,463	$ 1,337,754
Unrealized gain and (loss) total	511,007	319,213
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Highly liquid financial instruments	1,217,042	$ 1,205,711
Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	120,380
Financial Investments Available-for-Sale [member] | Total Attributable to Equity Holders of the Bank [Member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	(128,644)
Financial Investments Available-for-Sale [member] | Non controlling Interest [Member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	$ 9,504